Not FDIC Insured May Lose Value No Bank Guarantee
FAS6-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 9
Franklin U.S. Core Equity (IU) Fund 16
Notes to Schedules of Investments 23

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2024
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Aerospace & Defense 0.4%
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 12,744 $ 641,285
Air Freight & Logistics 0.3%
a,b
JD Logistics, Inc. , 144A , Reg S ......................... China 243,300 495,096
Automobile Components 0.7%
Fuyao Glass Industry Group Co. Ltd. , A ................... China 22,500 179,969
Hankook Tire & Technology Co. Ltd. ..................... South Korea 10,387 265,409
Hyundai Mobis Co. Ltd. ............................... South Korea 2,716 489,753
935,131
Automobiles 4.1%
BYD Co. Ltd. , A ..................................... China 13,500 556,067
BYD Co. Ltd. , H .................................... China 39,500 1,426,713
Geely Automobile Holdings Ltd. ......................... China 1,098,000 1,930,211
b
Li Auto, Inc. , A ...................................... China 104,500 1,314,123
b
Seres Group Co. Ltd. , A .............................. China 18,200 298,122
Tata Motors Ltd. .................................... India 32,388 320,343
5,845,579
Banks 13.9%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 152,534 523,251
Akbank TAS ....................................... Turkiye 103,391 152,678
Arab National Bank .................................. Saudi Arabia 164,933 829,544
Axis Bank Ltd. ...................................... India 10,665 146,503
Banco de Chile ..................................... Chile 4,304,046 499,950
a
Banco del Bajio SA , 144A , Reg S ....................... Mexico 130,474 289,950
Banco do Brasil SA .................................. Brazil 221,600 1,009,233
Bank Central Asia Tbk. PT ............................ Indonesia 1,677,300 1,095,401
Bank of Beijing Co. Ltd. , A ............................. China 247,395 196,567
Bank of Communications Co. Ltd. , A ..................... China 447,500 447,337
Bank of Shanghai Co. Ltd. , A ........................... China 169,500 184,722
Bank Polska Kasa Opieki SA ........................... Poland 22,010 770,038
China Construction Bank Corp. , H ....................... China 1,826,000 1,417,435
China Merchants Bank Co. Ltd. , H ....................... China 218,000 1,066,810
Commercial International Bank - Egypt (CIB) ............... Egypt 87,507 143,014
Emirates NBD Bank PJSC ............................ United Arab
Emirates 105,710 546,818
Hana Financial Group, Inc. ............................ South Korea 33,829 1,464,315
HDFC Bank Ltd. .................................... India 40,100 824,222
Industrial Bank Co. Ltd. , A ............................. China 85,800 220,474
KB Financial Group, Inc. .............................. South Korea 15,983 1,043,401
Komercni Banka A/S ................................. Czech Republic 14,116 487,829
Malayan Banking Bhd. ............................... Malaysia 60,700 145,365
Nedbank Group Ltd. ................................. South Africa 49,530 834,502
OTP Bank Nyrt. ..................................... Hungary 33,112 1,648,536
Ping An Bank Co. Ltd. , A .............................. China 106,300 170,173
Santander Bank Polska SA ............................ Poland 3,638 407,954
Shinhan Financial Group Co. Ltd. ....................... South Korea 40,898 1,528,448
TMBThanachart Bank PCL ............................ Thailand 4,386,800 231,153
Woori Financial Group, Inc. ............................ South Korea 96,949 1,082,870
Yapi ve Kredi Bankasi A/S ............................. Turkiye 518,550 370,877
19,779,370
Beverages 1.6%
Arca Continental SAB de CV ........................... Mexico 80,900 692,414
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 206,000 767,542
United Spirits Ltd. ................................... India 39,827 685,297

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages (continued)
Wuliangye Yibin Co. Ltd. , A ............................ China 7,700 $ 158,929
2,304,182
Broadline Retail 3.8%
Alibaba Group Holding Ltd. ............................ China 222,200 2,718,073
b
PDD Holdings, Inc. , ADR .............................. China 10,000 1,205,900
Vipshop Holdings Ltd. , ADR ........................... China 64,487 931,192
Woolworths Holdings Ltd. ............................. South Africa 163,689 604,449
5,459,614
Capital Markets 1.3%
China Galaxy Securities Co. Ltd. , H ...................... China 672,000 598,212
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 16,549 844,496
Korea Investment Holdings Co. Ltd. ..................... South Korea 7,517 418,552
1,861,260
Chemicals 3.1%
Asian Paints Ltd. .................................... India 27,546 959,349
Kumho Petrochemical Co. Ltd. ......................... South Korea 1,586 163,853
a,b,c
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
PI Industries Ltd. .................................... India 11,955 635,916
Pidilite Industries Ltd. ................................ India 27,825 1,038,954
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 10,651 322,164
Saudi Aramco Base Oil Co. ............................ Saudi Arabia 4,507 140,278
Solar Industries India Ltd. ............................. India 4,949 600,139
Supreme Industries Ltd. .............................. India 11,518 586,805
4,447,458
Communications Equipment 0.1%
ZTE Corp. , A ....................................... China 46,900 198,984
Construction & Engineering 0.3%
China Communications Services Corp. Ltd. , H .............. China 436,000 234,245
Larsen & Toubro Ltd. ................................. India 3,902 167,613
401,858
Consumer Finance 0.5%
Krungthai Card PCL ................................. Thailand 161,400 227,595
Muthoot Finance Ltd. ................................ India 20,502 469,395
696,990
Consumer Staples Distribution & Retail 1.2%
Bid Corp. Ltd. ...................................... South Africa 18,381 434,931
Nahdi Medical Co. ................................... Saudi Arabia 6,305 206,942
President Chain Store Corp. ........................... Taiwan 18,000 165,811
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 2,816,200 595,717
Wal-Mart de Mexico SAB de CV ........................ Mexico 132,400 363,951
1,767,352
Diversified Telecommunication Services 0.8%
b
Indus Towers Ltd. ................................... India 151,015 609,319
LG Uplus Corp. ..................................... South Korea 38,424 279,400
Telekom Malaysia Bhd. ............................... Malaysia 208,500 308,679
1,197,398
Electric Utilities 1.3%
c
Inter RAO UES PJSC ................................ Russia 8,656,700 —
Public Power Corp. SA ............................... Greece 29,167 383,473

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Tenaga Nasional Bhd. ................................ Malaysia 463,500 $ 1,482,802
1,866,275
Electrical Equipment 3.0%
ABB India Ltd. ...................................... India 4,895 431,139
CG Power & Industrial Solutions Ltd. ..................... India 101,506 847,700
Fortune Electric Co. Ltd. .............................. Taiwan 12,000 201,517
Havells India Ltd. ................................... India 34,457 670,560
HD Hyundai Electric Co. Ltd. ........................... South Korea 3,549 833,377
NARI Technology Co. Ltd. , A ........................... China 39,760 145,231
Polycab India Ltd. ................................... India 7,177 550,431
Voltronic Power Technology Corp. ....................... Taiwan 10,000 659,784
4,339,739
Electronic Equipment, Instruments & Components 2.9%
AAC Technologies Holdings, Inc. ........................ China 132,500 535,179
Delta Electronics, Inc. ................................ Taiwan 42,000 520,426
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 302,000 1,942,041
Largan Precision Co. Ltd. ............................. Taiwan 10,000 702,688
Zhen Ding Technology Holding Ltd. ...................... Taiwan 119,000 411,684
4,112,018
Energy Equipment & Services 0.2%
China Oilfield Services Ltd. , H .......................... China 236,000 220,822
Entertainment 1.2%
NetEase, Inc. ...................................... China 85,200 1,370,792
Tencent Music Entertainment Group , ADR ................. China 28,400 316,092
1,686,884
Financial Services 1.1%
Bajaj Holdings & Investment Ltd. ........................ India 1,730 210,235
Meritz Financial Group, Inc. ............................ South Korea 15,330 1,138,280
Yuanta Financial Holding Co. Ltd. ....................... Taiwan 151,000 151,941
1,500,456
Food Products 2.1%
Britannia Industries Ltd. ............................... India 17,945 1,220,012
JBS SA ........................................... United States 72,700 452,823
Nestle India Ltd. .................................... India 11,871 319,240
Orion Corp. ........................................ South Korea 4,201 303,762
QL Resources Bhd. .................................. Malaysia 157,050 171,718
Want Want China Holdings Ltd. ......................... China 864,000 537,920
3,005,475
Gas Utilities 0.7%
China Resources Gas Group Ltd. ....................... China 172,400 664,724
Kunlun Energy Co. Ltd. ............................... China 290,000 275,030
939,754
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. , H ....... China 237,200 147,984
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 3,800 142,320
290,304
Health Care Providers & Services 0.5%
Bumrungrad Hospital PCL ............................. Thailand 56,800 457,801

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Sinopharm Group Co. Ltd. , H .......................... China 124,800 $ 310,919
768,720
Hotels, Restaurants & Leisure 2.3%
Indian Hotels Co. Ltd. (The) , A .......................... India 75,716 607,211
a,b
Meituan Dianping , B , 144A , Reg S ...................... China 67,710 1,600,043
OPAP SA ......................................... Greece 11,068 188,775
b
Zomato Ltd. ....................................... India 283,155 812,352
3,208,381
Household Durables 0.2%
Haier Smart Home Co. Ltd. , A .......................... China 59,200 243,207
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 94,400 135,501
Independent Power and Renewable Electricity Producers 0.4%
b
Adani Power Ltd. ................................... India 76,245 535,314
Industrial Conglomerates 0.5%
d
Alfa SAB de CV , A ................................... Mexico 696,024 504,228
Siemens Ltd. ....................................... India 2,313 191,341
695,569
Insurance 3.8%
BB Seguridade Participacoes SA ........................ Brazil 130,200 771,784
Caixa Seguridade Participacoes SA ..................... Brazil 112,600 280,461
Cathay Financial Holding Co. Ltd. ....................... Taiwan 414,000 877,193
DB Insurance Co. Ltd. ................................ South Korea 7,954 628,981
OUTsurance Group Ltd. .............................. South Africa 150,337 512,080
Ping An Insurance Group Co. of China Ltd. , H .............. China 136,000 842,643
Samsung Fire & Marine Insurance Co. Ltd. ................ South Korea 2,096 509,820
Samsung Life Insurance Co. Ltd. ........................ South Korea 13,163 966,350
5,389,312
Interactive Media & Services 4.7%
Autohome, Inc. , ADR ................................. China 12,200 342,820
a,b
Kuaishou Technology , 144A , Reg S ...................... China 115,100 678,298
Tencent Holdings Ltd. ................................ China 107,700 5,615,816
6,636,934
IT Services 2.4%
Elm Co. .......................................... Saudi Arabia 1,624 441,177
HCL Technologies Ltd. ............................... India 11,674 244,268
Infosys Ltd. ........................................ India 31,503 657,281
Samsung SDS Co. Ltd. ............................... South Korea 1,341 138,754
Tata Consultancy Services Ltd. ......................... India 40,787 1,918,451
3,399,931
Life Sciences Tools & Services 0.4%
WuXi AppTec Co. Ltd. , A .............................. China 24,700 180,626
a
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 53,840 358,060
538,686
Machinery 0.7%
China CSSC Holdings Ltd. , A .......................... China 52,700 271,991
CRRC Corp. Ltd. , A .................................. China 287,500 335,898
Sinotruk Hong Kong Ltd. .............................. China 127,000 343,069
950,958

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 3.8%
Aluminum Corp. of China Ltd. , H ........................ China 746,000 $ 475,324
China Hongqiao Group Ltd. ............................ China 276,000 443,456
c
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Harmony Gold Mining Co. Ltd. ......................... South Africa 97,835 1,061,476
Hindalco Industries Ltd. ............................... India 62,508 507,202
Kumba Iron Ore Ltd. ................................. South Africa 11,735 220,994
NMDC Ltd. ........................................ India 182,088 478,190
c
Novolipetsk Steel PJSC .............................. Russia 347,890 —
c
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 94,200 1,011,191
Vedanta Ltd. ....................................... India 211,935 1,166,602
5,364,435
Oil, Gas & Consumable Fuels 5.5%
Adaro Energy Indonesia Tbk. PT ........................ Indonesia 2,510,100 577,734
Bharat Petroleum Corp. Ltd. ........................... India 94,962 350,287
China Petroleum & Chemical Corp. , A .................... China 275,900 239,659
Coal India Ltd. ..................................... India 270,007 1,448,267
Exxaro Resources Ltd. ............................... South Africa 21,010 198,131
Inner Mongolia Yitai Coal Co. Ltd. , B ..................... China 68,151 157,989
PetroChina Co. Ltd. , H ............................... China 2,270,000 1,704,609
Petroleo Brasileiro SA ................................ Brazil 109,300 738,454
Reliance Industries Ltd. ............................... India 67,144 1,061,651
a
Saudi Arabian Oil Co. , 144A , Reg S ..................... Saudi Arabia 20,704 148,728
Turkiye Petrol Rafinerileri A/S .......................... Turkiye 45,237 190,900
Ultrapar Participacoes SA ............................. Brazil 133,500 482,381
United Tractors Tbk. PT .............................. Indonesia 272,600 475,829
7,774,619
Passenger Airlines 0.3%
a,b
InterGlobe Aviation Ltd. , 144A , Reg S .................... India 10,059 483,216
Personal Care Products 0.9%
Colgate-Palmolive India Ltd. ........................... India 24,804 902,106
a
Giant Biogene Holding Co. Ltd. , 144A , Reg S .............. China 49,000 332,342
1,234,448
Pharmaceuticals 2.0%
Aurobindo Pharma Ltd. ............................... India 21,243 352,116
CSPC Pharmaceutical Group Ltd. ....................... China 1,333,600 987,327
Dr Reddy's Laboratories Ltd. ........................... India 27,805 420,561
Lupin Ltd. ......................................... India 40,179 1,042,489
2,802,493
Real Estate Management & Development 1.3%
Barwa Real Estate Co. ............................... Qatar 193,173 151,154
China Overseas Land & Investment Ltd. .................. China 80,000 152,868
Emaar Properties PJSC .............................. United Arab
Emirates 541,464 1,280,205
NEPI Rockcastle NV ................................. Romania 39,733 311,855
1,896,082
Semiconductors & Semiconductor Equipment 13.2%
eMemory Technology, Inc. ............................. Taiwan 5,000 487,757
MediaTek, Inc. ..................................... Taiwan 38,000 1,484,089
Novatek Microelectronics Corp. ......................... Taiwan 82,000 1,271,136
SK Hynix, Inc. ...................................... South Korea 5,954 782,014
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 432,000 13,591,416

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
United Microelectronics Corp. .......................... Taiwan 772,000 $ 1,117,427
18,733,839
Specialty Retail 1.8%
a
Pop Mart International Group Ltd. , 144A , Reg S ............ China 85,400 772,107
Trent Ltd. ......................................... India 18,405 1,555,235
Vibra Energia SA .................................... Brazil 61,900 238,870
2,566,212
Technology Hardware, Storage & Peripherals 4.0%
Pegatron Corp. ..................................... Taiwan 359,000 1,092,093
Samsung Electronics Co. Ltd. .......................... South Korea 85,281 3,632,976
Wistron Corp. ...................................... Taiwan 293,000 988,029
5,713,098
Textiles, Apparel & Luxury Goods 1.3%
ANTA Sports Products Ltd. ............................ China 88,600 945,663
Bosideng International Holdings Ltd. ..................... China 686,000 384,741
Pou Chen Corp. .................................... Taiwan 403,000 472,709
1,803,113
Transportation Infrastructure 1.0%
International Container Terminal Services, Inc. .............. Philippines 138,490 939,977
Malaysia Airports Holdings Bhd. ........................ Malaysia 168,900 391,104
Promotora y Operadora de Infraestructura SAB de CV ....... Mexico 18,075 157,610
1,488,691
Wireless Telecommunication Services 1.5%
Etihad Etisalat Co. .................................. Saudi Arabia 64,426 887,112
SK Telecom Co. Ltd. ................................. South Korea 9,741 401,073
TIM SA ........................................... Brazil 106,700 305,999
Turkcell Iletisim Hizmetleri A/S .......................... Turkiye 204,844 506,507
2,100,691
Total Common Stocks (Cost $ 117,249,245 ) ...................................
138,456,734
Preferred Stocks 2.2%
Banks 1.8%
e
Itau Unibanco Holding SA , 6.71% ....................... Brazil 147,200 891,651
e
Itausa SA , 2.83% ................................... Brazil 893,666 1,640,066
2,531,717
Electric Utilities 0.4%
e
Cia Energetica de Minas Gerais , 14.04% .................. Brazil 327,390 643,867
Total Preferred Stocks (Cost $ 2,705,671 ) .....................................
3,175,584
Total Long Term Investments (Cost $ 119,954,916 ) .............................
141,632,318
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 28 .
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 1,073,648 $ 1,073,648
Total Money Market Funds (Cost $ 1,073,648 ) .................................
1,073,648
Total Short Term Investments (Cost $ 1,073,648 ) ...............................
1,073,648
a
Total Investments (Cost $ 121,028,564 ) 100.4% ................................
$142,705,966
Other Assets, less Liabilities (0.4) % .........................................
(530,211)
Net Assets 100.0% .........................................................
$142,175,755
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $7,411,163, representing 5.2% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2024
Franklin International Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 1.8%
BAE Systems plc ................................... United Kingdom 567,866 $ 9,151,052
Dassault Aviation SA ................................. France 9,433 1,904,651
Kongsberg Gruppen ASA ............................. Norway 27,911 2,913,254
Leonardo SpA ...................................... Italy 36,687 874,464
Safran SA ......................................... France 4,130 934,890
15,778,311
Air Freight & Logistics 0.5%
Deutsche Post AG ................................... Germany 22,382 899,074
DSV A/S .......................................... Denmark 10,438 2,284,935
a
InPost SA ......................................... Poland 52,278 1,019,845
4,203,854
Automobile Components 0.5%
Cie Generale des Etablissements Michelin SCA ............ France 84,300 2,848,963
Continental AG ..................................... Germany 20,707 1,292,331
4,141,294
Automobiles 2.3%
Mazda Motor Corp. .................................. Japan 295,100 2,086,414
Stellantis NV ....................................... United States 312,686 4,284,529
Subaru Corp. ...................................... Japan 328,500 5,867,337
Toyota Motor Corp. .................................. Japan 427,600 7,368,445
a
Volvo Car AB , B .................................... Sweden 352,413 761,479
20,368,204
Banks 9.8%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 193,018 3,189,759
AIB Group plc ...................................... Ireland 912,155 4,890,105
Banco de Sabadell SA ............................... Spain 1,352,476 2,637,849
BNP Paribas SA .................................... France 118,347 8,082,394
Commonwealth Bank of Australia ....................... Australia 75,528 7,043,758
DBS Group Holdings Ltd. ............................. Singapore 41,300 1,197,576
Erste Group Bank AG ................................ Austria 90,238 5,104,379
HSBC Holdings plc .................................. United Kingdom 473,458 4,344,734
ING Groep NV ..................................... Netherlands 367,678 6,239,640
Intesa Sanpaolo SpA ................................. Italy 1,229,196 5,260,973
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 97,400 1,026,721
NatWest Group plc .................................. United Kingdom 2,261,811 10,715,363
Standard Chartered plc ............................... United Kingdom 813,120 9,427,789
Sumitomo Mitsui Financial Group, Inc. .................... Japan 320,400 6,797,810
UniCredit SpA ...................................... Italy 272,759 12,066,644
88,025,494
Beverages 1.2%
Asahi Group Holdings Ltd. ............................. Japan 577,800 6,937,332
Coca-Cola HBC AG ................................. Italy 118,692 4,152,751
11,090,083
Biotechnology 0.7%
CSL Ltd. .......................................... United States 28,404 5,332,192
a
Genmab A/S ....................................... Denmark 3,349 750,033
6,082,225
Broadline Retail 1.0%
Next plc .......................................... United Kingdom 55,664 7,041,212

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
Wesfarmers Ltd. .................................... Australia 34,524 $ 1,518,518
8,559,730
Building Products 1.2%
Cie de Saint-Gobain SA .............................. France 113,009 10,248,215
Kingspan Group plc ................................. Ireland 10,414 919,629
11,167,844
Capital Markets 3.3%
3i Group plc ....................................... United Kingdom 257,018 10,538,086
Deutsche Bank AG .................................. Germany 203,624 3,459,525
Hargreaves Lansdown plc ............................. United Kingdom 195,565 2,744,099
Macquarie Group Ltd. ................................ Australia 39,510 5,978,786
Partners Group Holding AG ............................ Switzerland 4,411 6,069,484
Singapore Exchange Ltd. ............................. Singapore 136,000 1,165,472
29,955,452
Chemicals 3.2%
Air Liquide SA ...................................... France 24,143 4,328,874
BASF SE ......................................... Germany 30,539 1,484,581
Givaudan SA ....................................... Switzerland 2,069 9,823,614
Nitto Denko Corp. ................................... Japan 361,300 5,945,324
Shin-Etsu Chemical Co. Ltd. ........................... Japan 198,700 7,281,874
28,864,267
Commercial Services & Supplies 0.2%
Brambles Ltd. ...................................... Australia 93,397 1,124,331
Dai Nippon Printing Co. Ltd. ........................... Japan 60,400 1,048,429
2,172,760
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 306,687 2,571,345
Construction & Engineering 0.6%
ACS Actividades de Construccion y Servicios SA ............ Spain 89,443 4,289,279
Eiffage SA ......................................... France 15,502 1,442,828
5,732,107
Construction Materials 0.4%
a
Holcim AG ........................................ United States 36,531 3,587,786
Consumer Staples Distribution & Retail 1.6%
Carrefour SA ....................................... France 76,540 1,215,528
Koninklijke Ahold Delhaize NV .......................... Netherlands 127,622 4,207,659
Tesco plc ......................................... United Kingdom 1,953,716 8,625,630
14,048,817
Diversified Consumer Services 0.1%
Pearson plc ....................................... United Kingdom 70,808 1,039,606
Diversified REITs 0.3%
Stockland ......................................... Australia 846,072 2,860,663
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG ................................ Germany 317,421 9,596,755
Telenor ASA ....................................... Norway 331,214 4,067,263
Telia Co. AB ....................................... Sweden 1,253,072 3,644,416
17,308,434

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 1.5%
BKW AG .......................................... Switzerland 11,226 $ 1,972,636
Fortum OYJ ....................................... Finland 136,247 2,011,650
Iberdrola SA ....................................... Spain 213,619 3,173,212
Kansai Electric Power Co., Inc. (The) .................... Japan 383,400 6,149,224
13,306,722
Electrical Equipment 2.0%
ABB Ltd. .......................................... Switzerland 113,656 6,316,725
Mitsubishi Electric Corp. .............................. Japan 227,400 4,000,937
Prysmian SpA ...................................... Italy 106,417 7,510,306
17,827,968
Electronic Equipment, Instruments & Components 1.1%
Keyence Corp. ..................................... Japan 3,800 1,715,541
TDK Corp. ........................................ Japan 441,000 5,184,598
Yokogawa Electric Corp. .............................. Japan 116,700 2,587,705
9,487,844
Entertainment 0.9%
Capcom Co. Ltd. .................................... Japan 127,400 2,521,299
CTS Eventim AG & Co. KGaA .......................... Germany 15,288 1,605,473
Nintendo Co. Ltd. ................................... Japan 26,500 1,399,947
a
Sea Ltd. , ADR ...................................... Singapore 30,300 2,849,715
8,376,434
Financial Services 1.7%
EXOR NV ......................................... Netherlands 48,261 5,097,290
Industrivarden AB , A ................................. Sweden 68,743 2,371,042
Investor AB , B ...................................... Sweden 273,986 7,755,062
15,223,394
Food Products 2.8%
Associated British Foods plc ........................... United Kingdom 183,340 5,268,689
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 378 4,459,485
MEIJI Holdings Co. Ltd. ............................... Japan 89,500 2,091,328
Nestle SA ......................................... United States 94,418 8,922,840
Salmar ASA ....................................... Norway 16,522 837,982
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 4,561,500 3,550,359
25,130,683
Gas Utilities 0.5%
Tokyo Gas Co. Ltd. .................................. Japan 166,700 4,113,377
Health Care Equipment & Supplies 1.9%
Cochlear Ltd. ...................................... Australia 28,559 5,286,567
a
Demant A/S ....................................... Denmark 54,665 2,019,120
Hoya Corp. ........................................ Japan 67,900 9,085,513
Straumann Holding AG ............................... Switzerland 5,499 725,069
17,116,269
Health Care Providers & Services 0.2%
Fresenius Medical Care AG ............................ Germany 31,381 1,228,409
a
Fresenius SE & Co. KGaA ............................. Germany 26,355 962,238
2,190,647
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 10,828 1,371,432
Hotels, Restaurants & Leisure 2.2%
Aristocrat Leisure Ltd. ................................ Australia 95,758 3,852,683

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group plc ....................... United Kingdom 83,614 $ 9,220,988
b
La Francaise des Jeux SAEM , 144A , Reg S ............... France 53,663 2,293,840
Sodexo SA ........................................ France 17,807 1,545,691
Zensho Holdings Co. Ltd. ............................. Japan 51,100 2,563,893
19,477,095
Household Durables 0.2%
Sekisui House Ltd. .................................. Japan 57,700 1,393,683
Independent Power and Renewable Electricity Producers 0.2%
Meridian Energy Ltd. ................................. New Zealand 241,503 857,523
RWE AG .......................................... Germany 27,942 905,589
1,763,112
Industrial Conglomerates 2.2%
Hitachi Ltd. ........................................ Japan 559,400 14,056,235
Siemens AG ....................................... Germany 30,448 5,923,654
19,979,889
Industrial REITs 0.4%
Goodman Group .................................... Australia 131,271 3,134,209
Insurance 5.2%
Aegon Ltd. ........................................ Netherlands 690,490 4,358,250
Ageas SA/NV ...................................... Belgium 87,375 4,559,957
AIA Group Ltd. ..................................... Hong Kong 325,400 2,568,210
Allianz SE ......................................... Germany 3,972 1,250,407
AXA SA ........................................... France 28,723 1,078,471
Japan Post Insurance Co. Ltd. ......................... Japan 93,500 1,540,865
MS&AD Insurance Group Holdings, Inc. .................. Japan 426,400 9,432,615
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 19,761 10,105,385
NN Group NV ...................................... Netherlands 128,609 6,313,711
Sompo Holdings, Inc. ................................ Japan 268,800 5,763,395
46,971,266
Interactive Media & Services 0.6%
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 472,386 5,099,792
IT Services 0.7%
NEC Corp. ........................................ Japan 51,400 4,374,077
Otsuka Corp. ...................................... Japan 97,200 2,181,720
6,555,797
Life Sciences Tools & Services 0.3%
Eurofins Scientific SE ................................ Luxembourg 61,249 3,020,923
Machinery 3.7%
Atlas Copco AB , A ................................... Sweden 510,256 8,421,126
Komatsu Ltd. ...................................... Japan 224,400 5,809,235
Makita Corp. ....................................... Japan 120,800 3,944,738
Rational AG ....................................... Germany 2,741 2,684,267
Schindler Holding AG ................................ Switzerland 12,627 3,600,278
Trelleborg AB , B .................................... Sweden 121,502 4,041,855
Wartsila OYJ Abp ................................... Finland 227,954 4,365,878
32,867,377
Marine Transportation 0.5%
Kawasaki Kisen Kaisha Ltd. ........................... Japan 35,700 493,210

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation (continued)
Nippon Yusen KK ................................... Japan 117,100 $ 3,920,829
4,414,039
Media 0.3%
Publicis Groupe SA .................................. France 28,198 2,996,978
Metals & Mining 2.1%
BHP Group Ltd. .................................... Australia 178,772 4,965,992
BlueScope Steel Ltd. ................................. Australia 245,969 3,268,033
Fortescue Ltd. ...................................... Australia 705,672 8,835,681
Glencore plc ....................................... Australia 163,745 858,650
voestalpine AG ..................................... Austria 57,331 1,193,461
19,121,817
Multi-Utilities 1.1%
Centrica plc ....................................... United Kingdom 2,679,376 4,055,357
Engie SA ......................................... France 367,540 6,160,528
10,215,885
Oil, Gas & Consumable Fuels 4.1%
BP plc ............................................ United States 1,370,400 6,701,339
ENEOS Holdings, Inc. ................................ Japan 894,600 4,513,300
Galp Energia SGPS SA , B ............................ Portugal 49,737 850,099
Idemitsu Kosan Co. Ltd. .............................. Japan 445,000 3,034,060
Inpex Corp. ........................................ Japan 235,700 3,107,317
Repsol SA ......................................... Spain 292,875 3,666,321
Shell plc .......................................... United States 213,440 7,125,084
TotalEnergies SE ................................... France 124,249 7,797,333
36,794,853
Paper & Forest Products 0.2%
Mondi plc ......................................... Austria 106,626 1,726,349
Passenger Airlines 0.1%
a
Qantas Airways Ltd. ................................. Australia 204,555 1,082,849
Personal Care Products 1.6%
Beiersdorf AG ...................................... Germany 44,476 6,003,987
L'Oreal SA ........................................ France 21,901 8,216,608
14,220,595
Pharmaceuticals 10.2%
AstraZeneca plc .................................... United Kingdom 54,597 7,767,598
GSK plc .......................................... United States 522,460 9,433,419
Hikma Pharmaceuticals plc ............................ Jordan 56,516 1,353,337
Ipsen SA .......................................... France 20,473 2,495,812
Novartis AG ....................................... Switzerland 180,155 19,550,213
Novo Nordisk A/S , B ................................. Denmark 194,696 21,838,079
Otsuka Holdings Co. Ltd. ............................. Japan 167,000 10,089,594
Roche Holding AG .................................. United States 25,213 7,814,502
Roche Holding AG , BR ............................... United States 16,887 5,739,923
Shionogi & Co. Ltd. .................................. Japan 357,500 5,106,588
91,189,065
Professional Services 1.6%
Adecco Group AG ................................... Switzerland 47,251 1,478,264
Recruit Holdings Co. Ltd. ............................. Japan 78,100 4,769,455
RELX plc ......................................... United Kingdom 95,575 4,382,361

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Wolters Kluwer NV .................................. Netherlands 22,290 $ 3,746,586
14,376,666
Real Estate Management & Development 0.8%
CK Asset Holdings Ltd. ............................... Hong Kong 1,018,000 4,161,629
Mitsubishi Estate Co. Ltd. ............................. Japan 172,900 2,557,103
6,718,732
Retail REITs 0.3%
Klepierre SA ....................................... France 88,180 2,819,256
Semiconductors & Semiconductor Equipment 3.8%
ASM International NV ................................ Netherlands 1,895 1,058,371
ASML Holding NV ................................... Taiwan 15,711 10,575,570
BE Semiconductor Industries NV ........................ Netherlands 30,057 3,199,451
Disco Corp. ........................................ Japan 18,600 5,292,870
SCREEN Holdings Co. Ltd. ............................ Japan 38,400 2,451,725
STMicroelectronics NV ............................... Singapore 185,783 5,050,037
Tokyo Electron Ltd. .................................. Japan 46,600 6,858,010
34,486,034
Software 3.3%
a
Check Point Software Technologies Ltd. .................. Israel 47,768 8,273,895
Sage Group plc (The) ................................ United Kingdom 463,572 5,792,717
SAP SE .......................................... Germany 41,884 9,779,290
a
Xero Ltd. .......................................... New Zealand 57,478 5,583,459
29,429,361
Specialty Retail 1.2%
Industria de Diseno Textil SA ........................... Spain 192,051 10,949,726
Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd. ................................ Japan 121,600 2,368,667
Logitech International SA ............................. Switzerland 14,378 1,177,433
Seiko Epson Corp. .................................. Japan 123,900 2,252,187
5,798,287
Textiles, Apparel & Luxury Goods 3.1%
adidas AG ......................................... Germany 17,237 4,128,111
Asics Corp. ........................................ Japan 351,600 6,141,967
Hermes International SCA ............................. France 1,836 4,172,774
LVMH Moet Hennessy Louis Vuitton SE .................. France 9,010 5,998,142
Pandora A/S ....................................... Denmark 42,608 6,442,170
Swatch Group AG (The) , N ............................ Switzerland 26,826 1,087,038
27,970,202
Tobacco 0.6%
Japan Tobacco, Inc. ................................. Japan 184,300 5,145,695
Trading Companies & Distributors 1.7%
AerCap Holdings NV ................................. Ireland 100,003 9,355,280
Toyota Tsusho Corp. ................................. Japan 325,600 5,535,329
14,890,609
Transportation Infrastructure 0.3%
b
Aena SME SA , 144A , Reg S ........................... Spain 9,210 2,041,121
Getlink SE ........................................ France 52,372 890,044
2,931,165

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 28 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 0.8%
Tele2 AB , B ........................................ Sweden 286,797 $ 3,005,428
Vodafone Group plc ................................. United Kingdom 4,717,764 4,386,443
7,391,871
Total Common Stocks (Cost $ 720,462,928 ) ...................................
876,636,223
Preferred Stocks 0.7%
Household Products 0.7%
c
Henkel AG & Co. KGaA , 2.32% ......................... Germany 68,251 5,910,058
Total Preferred Stocks (Cost $ 5,150,068 ) .....................................
5,910,058
Total Long Term Investments (Cost $ 725,612,996 ) .............................
882,546,281
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 8,495,358 8,495,358
Total Money Market Funds (Cost $ 8,495,358 ) .................................
8,495,358
Total Short Term Investments (Cost $ 8,495,358 ) ...............................
8,495,358
a
Total Investments (Cost $ 734,108,354 ) 99.3% .................................
$891,041,639
Other Assets, less Liabilities 0.7% ...........................................
5,967,423
Net Assets 100.0% .........................................................
$897,009,062
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $16,174,871, representing 1.8% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), October 31, 2024
Franklin U.S. Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 98.9%
Aerospace & Defense 2.4%
General Electric Co. ................................................. 144,111 $ 24,755,388
Lockheed Martin Corp. ............................................... 40,954 22,362,932
RTX Corp. ........................................................ 16,252 1,966,329
49,084,649
Automobile Components 0.1%
BorgWarner, Inc. .................................................... 64,599 2,172,464
Automobiles 2.1%
General Motors Co. .................................................. 438,988 22,283,031
a
Tesla, Inc. ......................................................... 76,851 19,201,222
41,484,253
Banks 2.3%
JPMorgan Chase & Co. ............................................... 124,695 27,672,314
Wells Fargo & Co. ................................................... 291,803 18,943,851
46,616,165
Beverages 1.0%
Coca-Cola Consolidated, Inc. .......................................... 2,209 2,483,490
Molson Coors Beverage Co. , B ......................................... 74,811 4,074,955
PepsiCo, Inc. ...................................................... 87,636 14,554,587
21,113,032
Biotechnology 4.5%
AbbVie, Inc. ....................................................... 170,006 34,659,123
a
Exelixis, Inc. ....................................................... 129,805 4,309,526
Gilead Sciences, Inc. ................................................ 292,357 25,967,149
a
Incyte Corp. ....................................................... 35,291 2,615,769
a
Neurocrine Biosciences, Inc. ........................................... 14,905 1,792,624
a
Regeneron Pharmaceuticals, Inc. ....................................... 19,702 16,514,216
a
United Therapeutics Corp. ............................................. 16,783 6,276,339
92,134,746
Broadline Retail 3.1%
a
Amazon.com, Inc. ................................................... 340,374 63,445,714
a
Building Products 0.5%
Lennox International, Inc. ............................................. 4,401 2,651,910
Masco Corp. ....................................................... 25,571 2,043,379
Owens Corning ..................................................... 34,768 6,146,635
10,841,924
Capital Markets 2.3%
Affiliated Managers Group, Inc. ......................................... 12,254 2,376,051
Bank of New York Mellon Corp. (The) .................................... 76,706 5,780,564
Evercore, Inc. , A .................................................... 14,095 3,723,476
Jefferies Financial Group, Inc. .......................................... 68,908 4,408,734
Morgan Stanley ..................................................... 20,316 2,361,735
MSCI, Inc. , A ....................................................... 3,331 1,902,667
SEI Investments Co. ................................................. 40,633 3,037,723
State Street Corp. ................................................... 125,691 11,664,125
T Rowe Price Group, Inc. ............................................. 93,743 10,298,606
45,553,681
Chemicals 0.7%
CF Industries Holdings, Inc. ........................................... 25,931 2,132,306

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 98.9%
(continued)
Chemicals (continued)
DuPont de Nemours, Inc. ............................................. 105,077 $ 8,720,340
LyondellBasell Industries NV , A ......................................... 18,262 1,586,055
RPM International, Inc. ............................................... 18,214 2,315,182
14,753,883
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................................... 32,074 6,601,150
MSA Safety, Inc. .................................................... 10,935 1,814,663
8,415,813
Communications Equipment 1.7%
a
Arista Networks, Inc. ................................................. 56,819 21,957,135
a
F5, Inc. ........................................................... 25,514 5,967,214
Motorola Solutions, Inc. ............................................... 13,472 6,053,643
33,977,992
Construction & Engineering 0.4%
EMCOR Group, Inc. ................................................. 18,024 8,039,966
Construction Materials 0.1%
CRH plc .......................................................... 27,464 2,620,890
Consumer Finance 0.4%
Synchrony Financial ................................................. 159,737 8,807,898
Consumer Staples Distribution & Retail 2.5%
Albertsons Cos., Inc. , A ............................................... 111,357 2,015,562
Costco Wholesale Corp. .............................................. 2,698 2,358,538
Kroger Co. (The) .................................................... 264,042 14,725,622
Walmart, Inc. ...................................................... 394,840 32,357,138
51,456,860
Containers & Packaging 0.2%
Packaging Corp. of America ........................................... 17,509 4,008,510
Diversified Consumer Services 0.2%
H&R Block, Inc. ..................................................... 61,650 3,682,354
Diversified Telecommunication Services 1.2%
AT&T, Inc. ......................................................... 1,110,170 25,023,232
Electric Utilities 1.3%
American Electric Power Co., Inc. ....................................... 53,712 5,304,060
Edison International ................................................. 45,558 3,753,979
Entergy Corp. ...................................................... 18,030 2,790,683
NRG Energy, Inc. ................................................... 95,209 8,606,894
PPL Corp. ......................................................... 74,902 2,438,809
Southern Co. (The) .................................................. 28,566 2,600,363
25,494,788
Electrical Equipment 0.2%
Acuity Brands, Inc. .................................................. 12,666 3,808,540
Electronic Equipment, Instruments & Components 0.4%
a
Arrow Electronics, Inc. ............................................... 15,500 1,839,385
Jabil, Inc. ......................................................... 23,024 2,834,024
TD SYNNEX Corp. .................................................. 27,304 3,149,517
7,822,926

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 98.9%
(continued)
Energy Equipment & Services 0.1%
Weatherford International plc ........................................... 17,023 $ 1,344,817
Entertainment 2.1%
Electronic Arts, Inc. .................................................. 97,322 14,681,024
a
Netflix, Inc. ........................................................ 14,748 11,149,930
a
Spotify Technology SA ................................................ 44,915 17,296,767
43,127,721
Financial Services 4.7%
a
Berkshire Hathaway, Inc. , B ............................................ 80,864 36,463,195
Mastercard, Inc. , A .................................................. 52,463 26,209,990
MGIC Investment Corp. ............................................... 117,497 2,942,125
a
PayPal Holdings, Inc. ................................................ 286,738 22,738,323
Visa, Inc. , A ........................................................ 23,321 6,759,592
95,113,225
Food Products 0.5%
Archer-Daniels-Midland Co. ........................................... 36,439 2,011,797
Bunge Global SA ................................................... 61,868 5,198,149
Ingredion, Inc. ...................................................... 26,605 3,532,080
10,742,026
Ground Transportation 0.7%
CSX Corp. ........................................................ 115,132 3,873,040
Landstar System, Inc. ................................................ 14,610 2,568,000
Ryder System, Inc. .................................................. 18,231 2,666,831
a
Uber Technologies, Inc. ............................................... 47,977 3,456,743
Union Pacific Corp. .................................................. 8,761 2,033,165
14,597,779
Health Care Equipment & Supplies 1.6%
Abbott Laboratories .................................................. 17,528 1,987,149
a
Boston Scientific Corp. ............................................... 104,403 8,771,940
a
Hologic, Inc. ....................................................... 96,985 7,843,177
a
IDEXX Laboratories, Inc. .............................................. 8,096 3,294,424
Medtronic plc ...................................................... 23,349 2,083,898
ResMed, Inc. ...................................................... 8,749 2,121,370
Stryker Corp. ...................................................... 19,784 7,048,644
33,150,602
Health Care Providers & Services 2.3%
Cardinal Health, Inc. ................................................. 18,184 1,973,328
a
Centene Corp. ..................................................... 30,484 1,897,934
Cigna Group (The) .................................................. 6,340 1,995,895
McKesson Corp. .................................................... 34,263 17,151,715
a
Tenet Healthcare Corp. ............................................... 34,691 5,377,799
UnitedHealth Group, Inc. .............................................. 22,055 12,450,047
Universal Health Services, Inc. , B ....................................... 24,418 4,988,842
45,835,560
Health Care REITs 0.2%
Omega Healthcare Investors, Inc. ....................................... 93,050 3,951,833
Health Care Technology 0.1%
a
Veeva Systems, Inc. , A ............................................... 8,538 1,782,991
a
Hotels, Restaurants & Leisure 1.8%
Aramark .......................................................... 68,690 2,598,543

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 98.9%
(continued)
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc. ............................................... 5,884 $ 27,515,055
Domino's Pizza, Inc. ................................................. 4,452 1,841,926
Texas Roadhouse, Inc. , A ............................................. 12,530 2,394,734
Wingstop, Inc. ...................................................... 5,131 1,476,137
35,826,395
Household Durables 0.4%
a
NVR, Inc. ......................................................... 776 7,102,581
a
Household Products 1.4%
Colgate-Palmolive Co. ............................................... 233,395 21,871,445
Kimberly-Clark Corp. ................................................. 30,507 4,093,429
Procter & Gamble Co. (The) ........................................... 11,953 1,974,397
27,939,271
Independent Power and Renewable Electricity Producers 0.7%
Vistra Corp. ........................................................ 117,475 14,679,676
Industrial Conglomerates 1.0%
3M Co. ........................................................... 155,054 19,919,787
Insurance 1.7%
Aflac, Inc. ......................................................... 98,480 10,319,719
American International Group, Inc. ...................................... 27,344 2,074,863
Axis Capital Holdings Ltd. ............................................. 29,606 2,316,966
Hartford Financial Services Group, Inc. (The) .............................. 123,341 13,621,780
Loews Corp. ....................................................... 27,429 2,165,794
Old Republic International Corp. ........................................ 109,852 3,837,130
34,336,252
Interactive Media & Services 6.3%
Alphabet, Inc. , A .................................................... 197,812 33,847,611
Alphabet, Inc. , C .................................................... 188,094 32,481,953
Meta Platforms, Inc. , A ............................................... 108,540 61,605,133
127,934,697
IT Services 0.6%
a
GoDaddy, Inc. , A .................................................... 54,689 9,122,125
a
VeriSign, Inc. ...................................................... 11,023 1,949,308
11,071,433
Life Sciences Tools & Services 0.9%
a
Medpace Holdings, Inc. ............................................... 9,525 2,992,946
a
Mettler-Toledo International, Inc. ........................................ 9,043 11,681,295
a
Waters Corp. ...................................................... 11,682 3,774,571
18,448,812
Machinery 0.6%
Allison Transmission Holdings, Inc. ...................................... 36,770 3,929,242
Cummins, Inc. ...................................................... 21,678 7,131,629
11,060,871
Media 1.0%
Comcast Corp. , A ................................................... 483,912 21,132,437
Metals & Mining 0.7%
Reliance, Inc. ...................................................... 22,620 6,477,011

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 98.9%
(continued)
Metals & Mining (continued)
Steel Dynamics, Inc. ................................................. 63,517 $ 8,288,968
14,765,979
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc. .................................... 65,025 5,813,885
Oil, Gas & Consumable Fuels 3.0%
Cheniere Energy, Inc. ................................................ 10,299 1,971,023
Devon Energy Corp. ................................................. 47,695 1,844,843
EOG Resources, Inc. ................................................ 15,139 1,846,352
Exxon Mobil Corp. ................................................... 105,277 12,294,248
Marathon Oil Corp. .................................................. 198,337 5,493,935
Marathon Petroleum Corp. ............................................ 120,535 17,534,226
Targa Resources Corp. ............................................... 13,148 2,195,190
Valero Energy Corp. ................................................. 134,603 17,466,085
60,645,902
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................................. 39,207 2,243,425
Personal Care Products 0.1%
a
BellRing Brands, Inc. ................................................. 33,381 2,197,471
a
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co. .............................................. 445,733 24,858,529
Eli Lilly & Co. ...................................................... 20,874 17,319,993
a
Jazz Pharmaceuticals plc ............................................. 18,439 2,028,843
Johnson & Johnson ................................................. 47,749 7,633,155
51,840,520
Professional Services 0.7%
Leidos Holdings, Inc. ................................................. 56,645 10,375,098
Robert Half, Inc. .................................................... 47,281 3,220,309
13,595,407
Real Estate Management & Development 0.1%
a
Jones Lang LaSalle, Inc. .............................................. 10,298 2,790,346
a
Residential REITs 0.1%
Camden Property Trust ............................................... 19,111 2,212,863
Retail REITs 1.2%
NNN REIT, Inc. ..................................................... 47,561 2,066,050
Simon Property Group, Inc. ............................................ 128,426 21,719,405
23,785,455
Semiconductors & Semiconductor Equipment 11.2%
Applied Materials, Inc. ................................................ 108,433 19,689,264
Broadcom, Inc. ..................................................... 135,807 23,055,955
a
Cirrus Logic, Inc. .................................................... 20,541 2,255,813
KLA Corp. ......................................................... 19,601 13,058,774
Lam Research Corp. ................................................. 37,180 2,764,333
NVIDIA Corp. ...................................................... 1,052,286 139,701,489
QUALCOMM, Inc. ................................................... 162,078 26,381,436
226,907,064
Software 10.3%
a
Adobe, Inc. ........................................................ 43,724 20,903,570
a
AppLovin Corp. , A ................................................... 100,808 17,075,867

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 98.9%
(continued)
Software (continued)
a
Cadence Design Systems, Inc. ......................................... 7,731 $ 2,134,684
a
DocuSign, Inc. , A ................................................... 79,301 5,501,903
a
Dropbox, Inc. , A .................................................... 104,661 2,705,487
a
Fair Isaac Corp. .................................................... 9,721 19,375,022
a
Fortinet, Inc. ....................................................... 71,719 5,641,417
Gen Digital, Inc. .................................................... 82,112 2,390,280
Intuit, Inc. ......................................................... 10,958 6,687,668
a
Manhattan Associates, Inc. ............................................ 22,597 5,951,146
Microsoft Corp. ..................................................... 281,772 114,498,052
a
Zoom Video Communications, Inc. , A .................................... 90,157 6,738,334
209,603,430
Specialized REITs 0.2%
Public Storage ..................................................... 6,985 2,298,484
VICI Properties, Inc. , A ............................................... 70,378 2,235,205
4,533,689
Specialty Retail 1.8%
a
AutoZone, Inc. ..................................................... 705 2,121,345
Bath & Body Works, Inc. .............................................. 85,244 2,419,225
Best Buy Co., Inc. ................................................... 82,579 7,467,619
Dick's Sporting Goods, Inc. ............................................ 22,394 4,383,626
Lowe's Cos., Inc. .................................................... 7,568 1,981,529
Murphy USA, Inc. ................................................... 7,196 3,514,886
TJX Cos., Inc. (The) ................................................. 78,273 8,847,197
Williams-Sonoma, Inc. ............................................... 48,214 6,466,944
37,202,371
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc. ........................................................ 586,247 132,439,060
HP, Inc. ........................................................... 402,573 14,299,393
NetApp, Inc. ....................................................... 85,110 9,814,034
156,552,487
Textiles, Apparel & Luxury Goods 0.5%
a
Deckers Outdoor Corp. ............................................... 40,918 6,583,297
PVH Corp. ........................................................ 16,596 1,634,042
Ralph Lauren Corp. , A ................................................ 14,161 2,802,887
11,020,226
Tobacco 1.3%
Altria Group, Inc. .................................................... 464,302 25,285,887
Trading Companies & Distributors 0.3%
Fastenal Co. ....................................................... 26,625 2,081,542
WW Grainger, Inc. ................................................... 4,282 4,749,723
6,831,265
Total Common Stocks (Cost $ 1,334,100,386 ) ....................................
2,007,286,718
a a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 28 .
Short Term Investments 1.1%
a a
Shares
a
Value
a
Money Market Funds 1.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .................. 22,325,878 $ 22,325,878
Total Money Market Funds (Cost $ 22,325,878 ) ..................................
22,325,878
Total Short Term Investments (Cost $ 22,325,878 ) ................................
22,325,878
a
Total Investments (Cost $ 1,356,426,264 ) 100.0% ................................
$2,029,612,596
Other Assets, less Liabilities 0.0%
†
............................................
927,007
Net Assets 100.0% ...........................................................
$2,030,539,603
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2024, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $1,306,790 $5,331,055 $(5,564,197) $— $— $1,073,648 1,073,648 $10,368
Total Affiliated Securities ... $1,306,790 $5,331,055 $(5,564,197) $— $— $1,073,648 $10,368
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $5,677,294 $27,767,630 $(24,949,566) $— $— $8,495,358 8,495,358 $84,631
Total Affiliated Securities ... $5,677,294 $27,767,630 $(24,949,566) $— $— $8,495,358 $84,631
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $13,432,528 $21,745,973 $(12,852,623) $— $— $22,325,878 22,325,878 $209,813
Total Affiliated Securities ... $13,432,528 $21,745,973 $(12,852,623) $— $— $22,325,878 $209,813
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 641,285 $ — $ 641,285
Air Freight & Logistics ................... — 495,096 — 495,096
Automobile Components ................. — 935,131 — 935,131
Automobiles .......................... — 5,845,579 — 5,845,579
Banks ............................... 4,594,847 15,184,523 — 19,779,370
Beverages ........................... 692,414 1,611,768 — 2,304,182
Broadline Retail ....................... 2,741,541 2,718,073 — 5,459,614
Capital Markets ........................ — 1,861,260 — 1,861,260
Chemicals ........................... — 4,447,458 —
a
4,447,458
Communications Equipment .............. — 198,984 — 198,984
Construction & Engineering ............... — 401,858 — 401,858
Consumer Finance ..................... — 696,990 — 696,990
Consumer Staples Distribution & Retail ...... 1,394,599 372,753 — 1,767,352
Diversified Telecommunication Services ..... — 1,197,398 — 1,197,398
Electric Utilities ........................ — 1,866,275 —
a
1,866,275
Electrical Equipment .................... — 4,339,739 — 4,339,739
Electronic Equipment, Instruments &
Components ........................ — 4,112,018 — 4,112,018
Energy Equipment & Services ............. — 220,822 — 220,822
Entertainment ......................... 316,092 1,370,792 — 1,686,884
Financial Services ...................... — 1,500,456 — 1,500,456
Food Products ........................ 990,743 2,014,732 — 3,005,475
Gas Utilities .......................... — 939,754 — 939,754
Health Care Equipment & Supplies ......... 147,984 142,320 — 290,304
Health Care Providers & Services .......... — 768,720 — 768,720
Hotels, Restaurants & Leisure ............. 188,775 3,019,606 — 3,208,381
Household Durables .................... — 243,207 — 243,207
Household Products .................... 135,501 — — 135,501
Independent Power and Renewable Electricity
Producers .......................... — 535,314 — 535,314
Industrial Conglomerates ................ 504,228 191,341 — 695,569
Insurance ............................ 1,564,325 3,824,987 — 5,389,312
Interactive Media & Services .............. 342,820 6,294,114 — 6,636,934
IT Services ........................... — 3,399,931 — 3,399,931
Life Sciences Tools & Services ............ — 538,686 — 538,686
Machinery ............................ 343,069 607,889 — 950,958
Metals & Mining ....................... 1,232,185 4,132,250 —
a
5,364,435
Oil, Gas & Consumable Fuels ............. 1,411,735 6,362,884 — 7,774,619
Passenger Airlines ..................... — 483,216 — 483,216
Personal Care Products ................. — 1,234,448 — 1,234,448
Pharmaceuticals ....................... — 2,802,493 — 2,802,493
Real Estate Management & Development .... 311,855 1,584,227 — 1,896,082
Semiconductors & Semiconductor Equipment . — 18,733,839 — 18,733,839
Specialty Retail ........................ 238,870 2,327,342 — 2,566,212
Technology Hardware, Storage & Peripherals . — 5,713,098 — 5,713,098
Textiles, Apparel & Luxury Goods .......... 384,741 1,418,372 — 1,803,113
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Transportation Infrastructure .............. $ 1,488,691 $ — $ — $ 1,488,691
Wireless Telecommunication Services ....... 305,999 1,794,692 — 2,100,691
Preferred Stocks ......................... 3,175,584 — — 3,175,584
Short Term Investments ................... 1,073,648 — — 1,073,648
Total Investments in Securities ........... $23,580,246 $119,125,720
b
$— $142,705,966
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 15,778,311 — 15,778,311
Air Freight & Logistics ................... — 4,203,854 — 4,203,854
Automobile Components ................. — 4,141,294 — 4,141,294
Automobiles .......................... — 20,368,204 — 20,368,204
Banks ............................... — 88,025,494 — 88,025,494
Beverages ........................... — 11,090,083 — 11,090,083
Biotechnology ......................... — 6,082,225 — 6,082,225
Broadline Retail ....................... — 8,559,730 — 8,559,730
Building Products ...................... — 11,167,844 — 11,167,844
Capital Markets ........................ — 29,955,452 — 29,955,452
Chemicals ........................... — 28,864,267 — 28,864,267
Commercial Services & Supplies ........... — 2,172,760 — 2,172,760
Communications Equipment .............. — 2,571,345 — 2,571,345
Construction & Engineering ............... — 5,732,107 — 5,732,107
Construction Materials .................. — 3,587,786 — 3,587,786
Consumer Staples Distribution & Retail ...... 4,207,659 9,841,158 — 14,048,817
Diversified Consumer Services ............ — 1,039,606 — 1,039,606
Diversified REITs ...................... — 2,860,663 — 2,860,663
Diversified Telecommunication Services ..... 4,067,263 13,241,171 — 17,308,434
Electric Utilities ........................ — 13,306,722 — 13,306,722
Electrical Equipment .................... — 17,827,968 — 17,827,968
Electronic Equipment, Instruments &
Components ........................ — 9,487,844 — 9,487,844
Entertainment ......................... 2,849,715 5,526,719 — 8,376,434
Financial Services ...................... — 15,223,394 — 15,223,394
Food Products ........................ 2,929,310 22,201,373 — 25,130,683
Gas Utilities .......................... — 4,113,377 — 4,113,377
Health Care Equipment & Supplies ......... — 17,116,269 — 17,116,269
Health Care Providers & Services .......... — 2,190,647 — 2,190,647
Health Care Technology ................. — 1,371,432 — 1,371,432
Hotels, Restaurants & Leisure ............. 1,545,691 17,931,404 — 19,477,095
Household Durables .................... — 1,393,683 — 1,393,683
Independent Power and Renewable Electricity
Producers .......................... — 1,763,112 — 1,763,112
Industrial Conglomerates ................ — 19,979,889 — 19,979,889
Industrial REITs ....................... — 3,134,209 — 3,134,209
Insurance ............................ — 46,971,266 — 46,971,266
Interactive Media & Services .............. — 5,099,792 — 5,099,792
IT Services ........................... — 6,555,797 — 6,555,797
Life Sciences Tools & Services ............ — 3,020,923 — 3,020,923
Machinery ............................ — 32,867,377 — 32,867,377
Marine Transportation ................... — 4,414,039 — 4,414,039
Media ............................... — 2,996,978 — 2,996,978
Metals & Mining ....................... — 19,121,817 — 19,121,817
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Multi-Utilities .......................... $ — $ 10,215,885 $ — $ 10,215,885
Oil, Gas & Consumable Fuels ............. — 36,794,853 — 36,794,853
Paper & Forest Products ................. — 1,726,349 — 1,726,349
Passenger Airlines ..................... — 1,082,849 — 1,082,849
Personal Care Products ................. — 14,220,595 — 14,220,595
Pharmaceuticals ....................... — 91,189,065 — 91,189,065
Professional Services ................... — 14,376,666 — 14,376,666
Real Estate Management & Development .... — 6,718,732 — 6,718,732
Retail REITs .......................... — 2,819,256 — 2,819,256
Semiconductors & Semiconductor Equipment . — 34,486,034 — 34,486,034
Software ............................. 8,273,895 21,155,466 — 29,429,361
Specialty Retail ........................ — 10,949,726 — 10,949,726
Technology Hardware, Storage & Peripherals . — 5,798,287 — 5,798,287
Textiles, Apparel & Luxury Goods .......... — 27,970,202 — 27,970,202
Tobacco ............................. — 5,145,695 — 5,145,695
Trading Companies & Distributors .......... 9,355,280 5,535,329 — 14,890,609
Transportation Infrastructure .............. — 2,931,165 — 2,931,165
Wireless Telecommunication Services ....... 3,005,428 4,386,443 — 7,391,871
Preferred Stocks ......................... — 5,910,058 — 5,910,058
Short Term Investments ................... 8,495,358 — — 8,495,358
Total Investments in Securities ........... $44,729,599 $846,312,040
c
$— $891,041,639
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 2,007,286,718 — — 2,007,286,718
Short Term Investments ................... 22,325,878 — — 22,325,878
Total Investments in Securities ........... $2,029,612,596 $— $— $2,029,612,596
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at October 31, 2024.
b
Includes foreign securities valued at $119,125,720, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $846,312,040, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.